SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2018
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2018 and 2017

(in thousands)

	Balance at beginning of year	Additions (A)	Deductions (B)	Other (C)	Balance at end of year
Allowance for doubtful accounts
Year ended December 31, 2018	$—	$—	$—	$—	$—
Year ended December 31, 2017	$—	$—	$—	$—	$—

(A)	Includes charges to costs and expenses.
(B)	Deductions for uncollectible accounts receivable includes payments collected and devices recovered from customers.
(C)	Miscellaneous activity.